Shareholder Fees - FidelitySAIHighIncomeFund-PRO	Nov. 08, 2023 USD ($)
FidelitySAIHighIncomeFund-PRO | Fidelity SAI High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none